united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY 12801

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 8/31/18

Item 1. Schedule of Investments.

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2018

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 99.1%			Diversified Financial Services - 8.4%
Aerospace/Defense - 1.2%			3,570	BlackRock, Inc.	$1,710,244
2,000	Boeing Co.	$685,580	17,000	Charles Schwab Corp.	863,430
7,800	United Technologies Corp.	1,027,260	23,650	Intercontinental Exchange, Inc.	1,802,840
		1,712,840	51,200	Visa, Inc.	7,520,768
Airlines - 1.3%					11,897,282
30,000	Southwest Airlines Co.	1,839,000	Electronics - 1.1%
			10,000	Honeywell International, Inc.	1,590,600
Apparel - 0.8%
13,400	NIKE, Inc.	1,101,480	Healthcare-Products - 3.6%
			14,750	Abbott Laboratories	985,890
Banks - 10.5%			5,000	Danaher Corp.	517,700
100,385	Bank of America Corp.	3,104,908	5,500	Medtronic PLC	530,255
25,000	BB&T Corp.	1,291,500	11,000	Stryker Corp.	1,863,730
20,000	Capital One Financial Corp.	1,981,800	5,000	Thermo Fisher Scientific, Inc.	1,195,500
9,000	Goldman Sachs Group, Inc.	2,140,290			5,093,075
24,700	JPMorgan Chase & Co.	2,830,126	Healthcare-Services - 2.4%
55,000	Morgan Stanley	2,685,650	12,500	UnitedHealth Group, Inc.	3,355,750
14,800	US BanCorp.	800,828
		14,835,102	Insurance - 1.5%
Beverages - 2.6%			10,000	Berkshire Hathaway, Inc. *	2,087,200
34,000	Monster Beverage Corp. *	2,070,260
14,200	PepsiCo, Inc.	1,590,542	Internet - 22.1%
		3,660,802	2,800	Alibaba Group Holding Ltd. - ADR *	490,028
Biotechnology - 2.9%			4,000	Alphabet, Inc. - Class A *	4,927,200
2,000	Alexion Pharmaceuticals, Inc. *	244,480	5,135	Amazon.com, Inc. *	10,335,266
12,500	Amgen, Inc.	2,497,625	30,600	Facebook, Inc. *	5,377,338
1,000	Biogen, Inc. *	353,490	30,000	GrubHub, Inc. *	4,323,300
11,000	Celgene Corp. *	1,038,950	13,000	Netflix, Inc. *	4,779,840
		4,134,545	30,000	Twitter, Inc. *	1,055,400
Building Materials - 2.0%					31,288,372
55,000	Masco Corp.	2,088,350	Machinery-Construction & Mining - 0.4%
7,100	Vulcan Materials Co.	786,680	4,600	Caterpillar, Inc.	638,710
		2,875,030
Chemicals - 2.0%			Machinery-Diversified - 1.0%
1,500	Chemours Co.	65,400	10,000	Cummins, Inc.	1,418,000
3,000	International Flavors & Fragrances, Inc.	390,870
3,300	Praxair, Inc.	522,027	Oil & Gas - 3.9%
4,000	Sherwin-Williams Co.	1,822,320	12,000	Anadarko Petroleum Corp.	772,800
		2,800,617	12,500	Chevron Corp.	1,480,750
Commercial Services - 0.4%			14,000	Exxon Mobil Corp.	1,122,380
3,900	Ecolab, Inc.	586,872	18,000	Phillips 66	2,133,180
					5,509,110
Computers - 5.2%			Oil & Gas Services - 0.3%
32,700	Apple, Inc.	7,443,501	7,650	Schlumberger Ltd.	483,174

Cosmetics/Personal Care - 0.9%
15,500	Procter & Gamble Co.	1,285,725

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 99.1% (Continued)
Pharmaceuticals - 7.0%			Telecommunications - 0.7%
20,000	AmerisourceBergen Corp.	$1,799,400	5,200	AT&T, Inc.	$166,088
16,000	CVS Health Corp.	1,203,840	15,000	Verizon Communications, Inc.	815,550
18,500	Johnson & Johnson	2,491,765			981,638
27,900	Merck & Co., Inc.	1,913,661	Transportation - 2.3%
52,000	Pfizer, Inc.	2,159,040	9,000	FedEx Corp.	2,195,550
3,500	Zoetis, Inc.	317,100	9,000	United Parcel Service, Inc.	1,105,920
		9,884,806			3,301,470
Retail - 7.5%
5,100	Costco Wholesale Corp.	1,188,963	TOTAL COMMON STOCK (Cost - $62,390,915)		140,506,261
15,000	Domino's Pizza, Inc.	4,478,400
8,800	Home Depot, Inc.	1,766,776	MONEY MARKET FUND - 0.8%
7,550	TJX Cos., Inc.	830,273	1,168,404	BlackRock Liquidity Funds Treasury
24,300	Wal-Mart Stores, Inc.	2,329,398		Trust Fund - Institutional Shares, 1.84% (a)	1,168,404
		10,593,810	TOTAL MONEY MARKET FUND		1,168,404
Semiconductors - 1.0%			(Cost - $1,168,404)
5,000	NVIDIA Corp.	1,403,400
			TOTAL INVESTMENTS - 99.9%
Software - 6.1%			(Cost - $63,559,319) (b)		$141,674,665
18,000	Activision Blizzard, Inc.	1,297,800	Other assets less liabilities - 0.1%		111,386
37,800	Microsoft Corp.	4,246,074	TOTAL NET ASSETS - 100.0%		$141,786,051
20,700	salesforce.com, Inc. *	3,160,476
		8,704,350
ADR - American Depositary Receipt
PLC - Public Limited Company
* Non-income producing security.
(a) Money market fund; interest rate reflects seven-day effective yield on August 31, 2018.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $63,559,319 and differs from market value by unrealized appreciation (depreciation) of securities as follows:
				Unrealized Appreciation:	$78,335,614
				Unrealized Depreciation:	(220,268)
				Net Unrealized Appreciation	$78,115,346

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2018
Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS - 62.0%			Electric - 4.3%
Aerospace / Defense - 3.0%				Duke Energy Corp.
	Boeing Co.		$1,000,000	3.55%, due 9/15/2021	$1,011,544
$250,000	2.25%, due 6/15/2026	$228,914		Duke Energy Florida LLC
1,000,000	3.25%, due 3/1/2028	979,188	250,000	3.10%, due 8/15/2021	249,445
	General Dynamics Corp.			Georgia Power Co.
500,000	2.25%, due 11/15/2022	480,876	2,000,000	3.25%, due 3/30/2027	1,891,828
	Lockheed Martin Corp.				3,152,817
500,000	3.35%, due 9/15/2021	503,611	Food - 2.0%
		2,192,589		Campbell Soup Co.
Banks - 16.6%			1,000,000	4.15%, due 3/15/2028	965,817
	Bank of America Corp.			Kroger Co.
1,000,000	4.00%, due 1/22/2025	990,036	500,000	3.30%, due 1/15/2021	500,757
500,000	4.183%, due 11/25/2027	489,755			1,466,574
	Bank of NY Mellon Corp.		Healthcare-Services - 0.3%
1,000,000	3.25%, due 5/16/2027	973,336		UnitedHealth Group, Inc.
	CitiGroup, Inc.		250,000	4.70%, due 2/15/2021	258,877
500,000	4.45%, due 9/29/2027	496,279
	Goldman Sachs Group, Inc.		Household Products/Wares - 0.7%
500,000	3.625%, due 1/22/2023	500,323		Kimberly-Clark Corp.
500,000	3.85%, due 1/26/2027	487,400	500,000	2.40%, due 3/1/2022	488,099
	JPMorgan Chase & Co.
1,000,000	3.875%, due 9/10/2024	994,919	Insurance - 3.4%
1,000,000	3.125%, due 1/23/2025	964,349		Aflac, Inc.
500,000	3.30%, due 4/1/2026	482,971	1,000,000	4.00%, due 2/15/2022	1,020,195
	Morgan Stanley			American International Group, Inc.
500,000	5.50%, due 7/28/2021	529,305	1,000,000	3.90%, due 4/1/2026	983,473
1,000,000	3.625%, due 1/20/2027	964,446		MetLife, Inc.
500,000	3.95%, due 4/23/2027	482,916	500,000	3.00%, due 3/1/2025	481,484
	US BanCorp.				2,485,152
500,000	3.60%, due 9/11/2024	499,520	Media - 0.4%
500,000	3.10%, due 4/27/2026	477,395		Walt Disney Co.
	Wells Fargo & Co.		300,000	3.15%, due 9/17/2025	295,057
2,000,000	3.45%, due 2/13/2023	1,973,475
1,000,000	3.00%, due 2/19/2025	954,700	Oil & Gas - 4.7%
		12,261,125		BP Capital Markets PLC
Beverages - 3.3%			1,000,000	2.75%, due 5/10/2023	973,040
	Anheuser-Busch InBev Worldwide, Inc.		1,000,000	3.535%, due 11/4/2024	1,001,866
2,000,000	4.00%, due 4/13/2028	1,997,836	500,000	3.017%, due 1/16/2027	475,698
	Coca-Cola Co.			Occidental Petroleum Corp.
500,000	2.55%, due 6/1/2026	468,104	1,000,000	3.40%, due 4/15/2026	992,085
		2,465,940			3,442,689
Chemicals - 2.0%			Pharmaceuticals - 3.0%
	Air Products & Chemicals, Inc.			CVS Health Corp.
500,000	3.00%, due 11/3/2021	499,294	1,000,000	4.30%, due 3/25/2028	994,206
500,000	2.75%, due 2/3/2023	488,918		Merck & Co., Inc.
	Praxair, Inc.		1,000,000	2.80%, due 5/18/2023	985,506
500,000	2.45%, due 2/15/2022	489,078		Pfizer, Inc.
		1,477,290	250,000	2.75%, due 6/3/2026	239,180
Computers - 1.3%					2,218,892
	Apple, Inc.		REIT - 0.7%
1,000,000	2.90%, due 9/12/2027	950,842		Simon Property Group LP
			500,000	3.375%, due 6/15/2027	486,914

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018
Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS - 62.0% (Continued)			U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.7%
Retail - 2.3%			Government Agencies - 29.9%
	Lowe's Cos., Inc.			Fannie Mae
$1,000,000	3.10%, due 5/3/2027	$961,662	$2,000,000	2.125%, due 4/24/2026	$1,888,012
	McDonald's Corp.			Federal Farm Credit Bank
500,000	2.625%, due 1/15/2022	490,430	2,000,000	2.35%, due 8/14/2024	1,936,784
	Target Corp.		750,000	2.62%, due 11/17/2025	730,179
250,000	2.50%, due 4/15/2026	233,415	500,000	2.57%, due 5/11/2026	470,902
		1,685,507	2,000,000	2.60%, due 5/26/2026	1,896,246
Software - 2.0%			1,500,000	2.09%, due 9/8/2026	1,380,636
	Oracle Corp.		500,000	2.59%, due 8/2/2027	474,490
1,000,000	3.625%, due 7/15/2023	1,016,710	1,000,000	2.875%, due 1/18/2028	971,654
500,000	3.40%, due 7/8/2024	498,841		Federal Home Loan Bank
		1,515,551	500,000	2.375%, due 9/10/2021	494,135
Sovereign - 2.7%			500,000	3.00%, due 9/10/2021	503,662
	Federal Farm Credit Bank		1,000,000	2.625%, due 12/10/2021	994,313
2,000,000	3.15%, due 4/3/2028	1,985,628	500,000	2.375%, due 6/10/2022	492,374
			3,000,000	2.50%, due 12/9/2022	2,960,583
Telecommunications - 8.3%			2,000,000	2.75%, due 12/13/2024	1,975,145
	AT&T, Inc.		1,000,000	2.625%, due 9/12/2025	970,144
1,800,000	3.00%, due 2/15/2022	1,771,955	1,000,000	2.60%, due 12/4/2025	974,632
1,000,000	3.60%, due 2/17/2023	998,430	500,000	2.70%, due 12/29/2025	487,866
	Cisco Systems, Inc.		500,000	2.375%, due 9/10/2027	468,879
1,000,000	3.50%, due 6/15/2025	1,009,986		Federal National Mortgage Association
	Verizon Communications, Inc.		2,000,000	2.625%, due 9/6/2024	1,972,657
500,000	4.60%, due 4/1/2021	517,694	(Cost - $23,046,681)		22,043,293
1,000,000	5.15%, due 9/15/2023	1,074,179
500,000	4.15%, due 3/15/2024	512,688	U.S. Government Securities - 4.8%
	Vodafone Group PLC			U.S. Treasury Inflation Protected Security
250,000	4.375%, due 3/16/2021	257,227	3,500,000	0.125%, due 4/15/2022	3,540,571
		6,142,159	(Cost - $3,592,168)
Transportation - 1.0%
	Union Pacific Corp.		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
500,000	2.75%, due 4/15/2023	486,988	(Cost - $26,638,849)		25,583,864
	United Parcel Service, Inc.
250,000	3.125%, due 1/15/2021	251,505
		738,493
TOTAL CORPORATE BONDS
(Cost - $46,926,000)		45,710,195

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2018
Shares		Fair Value		Fair Value
MONEY MARKET FUND - 2.5%			TOTAL INVESTMENTS - 99.2%
BlackRock Liquidity Funds Treasury			(Cost - $75,406,097) (b)	$73,135,307
1,841,248	Trust Fund - Institutional Shares, 1.84% (a)	$1,841,248	Other assets less liabilities - 0.8%	594,847
TOTAL MONEY MARKET FUND (Cost - $1,841,248)			TOTAL NET ASSETS - 100.0%	$73,730,154

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
(a) Money market fund; interest rate reflects seven-day effective yield on August 31, 2018.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $75,406,097 and differs from market value by unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$30,806
			Unrealized Depreciation:	(2,301,596)
			Net Unrealized Depreciation	$(2,270,790)

THE NORTH COUNTRY FUNDS
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2018

The following is a summary of significant accounting policies followed by the Trust in preparation of the Schedule of  Investments.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Security Valuation- Securities which are traded on a national securities exchange are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”).  Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below.  When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.   Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities.  However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities.   The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2018 for the Funds' assets measured at fair value:

North Country Equity Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$140,506,261	$-	$-	$140,506,261
Money Market Fund	1,168,404	-	-	1,168,404
Total	$141,674,665	$-	$-	$141,674,665

North Country Intermediate Bond Fund
Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$45,710,195	$-	$45,710,195
U.S. Government Agency Obligations	-	25,583,864	-	25,583,864
Money Market Fund	1,841,248	-	-	1,841,248
Total	$1,841,248	$71,294,059	$-	$73,135,307

The Funds did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 or Level 2 at the end of the reporting period.
*Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 10/26/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 10/26/18

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer/Treasurer

Date 10/26/18